Commitments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease costs, lease term and discount rate of office lease
	Nine Months Ended March 31, 2021	Nine Months Ended March 31, 2020
Operating lease expense	$588,924	$113,211
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Operating lease expense	$229,745	$31,727
March 31, 2021
Right-of-use assets	$1,525,461
Lease liabilities - current	659,280
Lease liabilities - noncurrent	777,455
Weighted average remaining lease term	1.93 years
Weighted average discount rate	5.00%

Year Ended June 30, 2020
Operating lease expense	$192,891
June 30, 2020
Right-of-use assets	$692,781
Lease liabilities	$346,629
Lease liabilities - noncurrent	$341,273

Weighted average remaining lease term	2.22 years
Weighted average discount rate	5.00%

Schedule of maturities of the operating lease liabilities
12 Months Ending March 31,	Minimum Lease Payment
2022	$724,240
2023	672,328
2024	129,101
Total undiscounted cash flows	1,525,669
Less: imputed interest	(88,934)
Present value of lease liabilities	$1,436,735

Schedule of maturities of the operating lease liabilities
Twelve months ending June 30,	Minimum Lease Payment
2021	$346,629
2022	296,870
2023	87,832
Total undiscounted cash flows	731,331
Less: imputed interest	(43,429)
Present value of lease liabilities	687,902